Fair Value Measurements - Schedule of Liabilities Subject to Fair Value Measurements (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Warrant liabilities	$ 785,551	$ 1,449,000
Level 1 [Member]
Liabilities:
Warrant liabilities	785,551	1,449,000
Level 2 [Member]
Liabilities:
Warrant liabilities
Level 3 [Member]
Liabilities:
Warrant liabilities